Other Receivables (Details) - Schedule of other receivables - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Schedule Of Other Receivables Abstract
Deposits for project bidding and others	$ 554,866	$ 402,947
Other receivables	145,470	72,846
Total	$ 700,336	$ 475,793